Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Segment information
(1)	Segment information for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025
	Cellular services		Fixed-line telecommunication services	Others	Sub-total	Adjustments (*)	Total
Total revenue	₩	14,155,266	5,421,288	390,147	19,966,701	(2,867,488)	17,099,213
Inter-segment revenue		1,602,723	1,230,175	34,590	2,867,488	(2,867,488)	—
External revenue		12,552,543	4,191,113	355,557	17,099,213	—	17,099,213
Depreciation and amortization		2,551,737	993,930	18,979	3,564,646	(97,512)	3,467,134
Operating profit (loss)		817,941	308,372	(30,551)	1,095,762	(47,261)	1,048,501
Finance income (costs), net							(262,638)
Loss relating to investments in subsidiaries, associates and joint ventures, net							(63,602)
Profit before income tax							722,261

(In millions of won)
	2024
	Cellular services		Fixed-line telecommunication services	Others	Sub-total	Adjustments (*)	Total
Total revenue	₩	14,866,217	5,271,705	614,036	20,751,958	(2,811,349)	17,940,609
Inter-segment revenue		1,548,004	1,196,293	67,052	2,811,349	(2,811,349)	—
External revenue		13,318,213	4,075,412	546,984	17,940,609	—	17,940,609
Depreciation and amortization		2,688,764	966,904	25,824	3,681,492	(121,118)	3,560,374
Operating profit (loss)		1,529,971	366,517	(64,929)	1,831,559	(140,697)	1,690,862
Finance income (costs), net							(250,884)
Gain relating to investments in subsidiaries, associates and joint ventures, net							321,787
Profit before income tax							1,761,765

(In millions of won)
	2023
	Cellular services		Fixed-line telecommunication services	Others	Sub-total	Adjustments (*)	Total
Total revenue	₩	14,664,180	5,095,704	603,493	20,363,377	(2,754,866)	17,608,511
Inter-segment revenue		1,541,014	1,167,684	46,168	2,754,866	(2,754,866)	—
External revenue		13,123,166	3,928,020	557,325	17,608,511	—	17,608,511
Depreciation and amortization		2,743,448	971,628	24,390	3,739,466	(124,700)	3,614,766
Operating profit (loss)		1,463,934	329,072	(42,771)	1,750,235	6,041	1,756,276
Finance income (costs), net							(279,025)
Gain relating to investments in subsidiaries, associates and joint ventures, net							10,928
Profit before income tax							1,488,179

(*)
Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note
4-(2).
Adjustments for depreciation and amortization and operating profit (loss) also included the amount due to the consolidation adjustments, such as internal transactions.

Reconciliation of total segment operating income to consolidated operating profit from continuing operations
(2)	Reconciliation of total segment operating profit to consolidated operating profit for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Total segment operating profit (Before adjustments)	₩	1,095,762	1,831,559	1,750,235
Adjustments(*1)		(22,547)	(8,150)	2,969

Total segment operating profit		1,073,215	1,823,409	1,753,204

Other operating income:
Gain on disposal of property and equipment and intangible assets		127,058	37,316	21,898
Others		43,376	34,972	28,468

		170,434	72,288	50,366
Other operating expenses:
Impairment loss on property and equipment and intangible assets		(3,140)	(94,736)	(10,369)
Impairment loss on assets held for sale		(12,320)	—	—
Loss on disposal of property and equipment and intangible assets		(15,296)	(17,427)	(9,369)
Donations		(15,339)	(15,712)	(14,766)
Bad debt for accounts receivable – other		(3,282)	(4,838)	(5,256)
Others(*2)		(145,771)	(72,122)	(7,534)

		(195,148)	(204,835)	(47,294)

Consolidated operating profit	₩	1,048,501	1,690,862	1,756,276

(*1)	Adjustments for operating profit included the amount due to the consolidation adjustments, such as internal transactions.
(*2)	Others for the years ended December 31, 2025 and 2024 include ₩134.8 billion and ₩55.4 billion of penalties, respectively, and various other expenses with inconsequential amounts.

Summary of Disaggregation of Operating Revenue
(3)	Disaggregation of operating revenues considering the economic factors that affect the nature, amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2025		2024	2023
Goods and Services transferred at a point in time:
Cellular revenue	Goods and others(*1)	₩	1,034,695	1,078,673	993,919
Fixed-line telecommunication revenue	Goods and others		86,249	68,836	93,174
Other revenue	Others(*2)		325,417	468,518	459,905

			1,446,361	1,616,027	1,546,998

Goods and Services transferred over time:
Cellular revenue	Wireless service(*3)		9,715,601	10,401,565	10,328,980
	Cellular interconnection		369,870	400,516	432,660
	Other(*4)		1,432,377	1,437,459	1,367,607
Fixed-line telecommunication revenue	Fixed-line service		142,500	156,453	147,669
	Cellular interconnection		12,384	14,014	15,804
	Internet Protocol Television(*5)		1,806,840	1,837,199	1,837,209
	International calls		200,860	213,745	190,872
	Internet service and miscellaneous(*6)		1,942,280	1,785,165	1,643,292
Other revenue	Miscellaneous		30,140	78,466	97,420

			15,652,852	16,324,582	16,061,513

		₩	17,099,213	17,940,609	17,608,511

(*1)	Cellular revenue includes revenue from sales of handsets and other electronic accessories.
(*2)
Other revenue includes revenue from considerations received for providing data-broadcasting channel and broadcasting services for product sale programs, as well as revenue from the sale of goods through data-broadcasting channel.

(*3)
Wireless service revenue includes revenue from wireless voice and data transmission services, which is collected from the wireless subscribers. During the year ended December 31, 2025, the wireless service revenue was reduced by ₩454,143 million reflecting the impact of Customer Appreciation Package and early cancellation fee waivers provided to customers as part of the measures taken in response to a cybersecurity incident related to cellular services segment.

(*4)	Other revenue includes revenue from billing and collection services, solution services, and other miscellaneous services.
(*5)	Internet Protocol Television (“IPTV”) service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.
(*6)	Internet service and miscellaneous revenue includes revenue from high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.